Income Taxes - Schedule of the Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Israel (domestic)	$ 206	$ 721	$ (402)
Outside Israel (foreign)	(386)	(45)	395
Effective consolidated income taxes	(180)	676	(7)
Israel (domestic), Current	154	656	36
Outside Israel (foreign), Deferred	482	438	297
Israel (domestic), Current	52	66	(438)
Outside Israel (foreign), Deferred	(868)	(484)	98
Effective consolidated income taxes	$ (180)	$ 676	$ (7)